UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 06-30-2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.6%
Bank of America N.A.:
0.24%, 9/21/15	$10,000	$10,000,000
0.29%, 10/05/15	7,000	7,000,000
State Street Bank & Trust Co.:
0.32%, 10/01/15 (a)	6,500	6,500,000
0.33%, 10/23/15 (a)	10,000	10,000,000
Wells Fargo Bank N.A.:
0.31%, 9/08/15 (a)	8,000	8,000,000
0.29%, 11/19/15 (a)	7,000	7,000,000
0.28%, 11/30/15 (a)	10,000	10,000,000
0.19%, 12/08/15 (a)	4,000	4,000,000
0.31%, 1/14/16 (a)	4,000	4,000,000
0.32%, 4/01/16 (a)	15,000	15,000,000

		81,500,000
Yankee (b) — 21.3%
Bank of Montreal, Chicago:
0.27%, 7/07/15	13,000	13,000,000
0.30%, 11/04/15	12,000	12,000,000
Bank of Nova Scotia, Houston:
0.29%, 8/04/15 (a)	10,000	10,000,000
0.29%, 11/06/15 (a)	15,000	15,000,000
0.29%, 11/17/15 (a)	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.30%, 8/04/15	10,023	10,023,000
0.26%, 9/25/15	7,000	7,000,000
Canadian Imperial Bank of Commerce, New York:
0.27%, 8/21/15 (a)	8,000	7,999,944
0.30%, 1/26/16 (a)	8,000	8,000,000
Credit Industriel et Commercial, New York:
0.39%, 9/03/15	15,000	15,000,000
0.32%, 9/16/15 (a)	10,000	10,000,000
HSBC Bank PLC, New York, 0.27%, 8/05/15 (a)(c)	10,000	10,000,000
Mizuho Bank Ltd., New York:
0.26%, 9/01/15	7,000	7,000,000
0.27%, 9/15/15	10,000	10,000,000
0.30%, 10/05/15	7,000	7,000,000
National Bank of Canada, New York:
0.30%, 10/20/15 (a)	11,000	11,000,000
0.34%, 12/24/15 (a)	6,000	6,000,000
Norinchukin Bank, New York:
0.32%, 7/16/15 (a)	8,500	8,500,000
0.26%, 8/14/15	9,000	9,000,000
0.34%, 10/20/15 (a)	5,000	5,000,000
0.34%, 11/12/15 (a)	12,000	12,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Rabobank Nederland N.V., New York:
0.27%, 8/18/15	$6,500	$6,500,000
0.33%, 9/16/15 (a)	10,000	10,000,000
0.28%, 11/04/15 (a)	15,000	15,000,000
0.28%, 1/11/16 (a)	5,000	5,000,000
0.30%, 1/11/16 (a)	7,000	7,000,000
Royal Bank of Canada, New York:
0.28%, 10/14/15 (a)	5,000	5,000,000
0.28%, 11/10/15 (a)	5,000	5,000,000
Standard Chartered Bank, New York, 0.30%, 9/11/15	8,000	8,000,000
Sumitomo Mitsui Banking Corp., New York, 0.34%, 11/23/15 (a)	8,000	8,000,000
Toronto Dominion Bank, New York:
0.28%, 9/04/15 (a)	12,000	12,000,000
0.30%, 2/25/16 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.28%, 8/26/15 (a)	4,000	4,000,000
0.28%, 10/30/15 (a)	15,000	15,000,000

		309,022,944
Total Certificates of Deposit — 26.9%		390,522,944

Commercial Paper
Albion Capital LLC, 0.23%, 8/17/15 (d)	15,155	15,150,449
Antalis US Funding Corp.:
0.14%, 7/02/15 (d)	28,000	27,999,891
0.15%, 7/07/15 (d)	20,000	19,999,500
ANZ New Zealand International Ltd., 0.30%, 9/08/15 (a)	7,000	7,000,000
Atlantic Asset Securitization LLC, 0.07%, 7/01/15 (d)	15,000	15,000,000
Australia and New Zealand Banking, 0.28%, 10/27/15 (a)	15,000	14,999,252
Bedford Row Funding Corp.:
0.33%, 9/22/15 (d)	4,800	4,796,348
0.31%, 11/20/15 (a)	10,000	10,000,000
0.33%, 3/24/16 (a)	12,000	12,000,000
BNP Paribas Fortis S.A., 0.03%, 7/01/15 (d)	30,000	30,000,000
Caisse Central De Desjardins Du Quebec, 0.13%, 7/02/15 (d)	20,000	19,999,928
Chariot Funding LLC:
0.27%, 8/04/15 (d)	5,000	4,998,725
0.31%, 10/20/15 (d)	10,500	10,489,964
0.30%, 11/04/15 (d)	10,750	10,738,713
0.34%, 11/30/15 (d)	8,000	7,988,516

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
	Corp.		Corp.	MRB	Mortgage Revenue Bonds		Agreement
AMBAC	American Municipal Bond	GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds	TAN	Tax Anticipation Notes
	Assurance Corp.	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts	TECP	Tax Exempt Commercial Paper
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	RB	Revenue Bonds	VRDN	Variable Rate Demand Notes
	(subject to)	IDRB	Industrial Development Revenue	ROC	Reset Option Certificates	VRDP	Variable Rate Demand Preferred
BAN	Bond Anticipation Notes		Bonds
COP	Certificates of Participation	LOC	Letter of Credit

BLACKROCK FUNDS	JUNE 30, 2015	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Charta LLC, 0.28%, 8/10/15 (d)	$15,000	$14,995,333
Ciesco LLC, 0.35%, 12/02/15 (d)	4,750	4,742,888
Collateralized Commercial Paper Co. LLC:
0.30%, 7/01/15 (d)	9,750	9,750,000
0.35%, 10/28/15 (d)	9,750	9,738,720
Collateralized Commercial Paper II Co. LLC:
0.40%, 7/07/15 (d)	14,000	13,999,067
0.28%, 8/21/15 (d)	10,000	9,996,033
0.40%, 9/08/15 (d)	8,000	7,993,867
0.26%, 10/01/15 (d)	7,500	7,495,017
Commonwealth Bank of Australia:
0.28%, 10/21/15 (a)(c)	10,000	10,000,000
0.30%, 3/31/16 (a)	10,000	9,999,296
CRC Funding LLC, 0.31%, 9/21/15 (d)	8,000	7,994,351
Credit Suisse Group A.G., 0.27%, 9/01/15 (d)	12,000	11,994,420
DnB NOR Bank ASA, 0.31%, 8/21/15 (d)	8,735	8,731,164
Erste Abwicklungsanstalt:, 0.30%, 10/29/15 (c)(d)	13,000	12,987,000
Fairway Finance Co. LLC:
0.26%, 7/01/15 (d)	6,486	6,486,000
0.13%, 7/02/15 (d)	15,000	14,999,946
0.31%, 11/02/15 (d)	5,000	4,994,661
HSBC Bank PLC:
0.28%, 10/16/15 (a)	8,500	8,500,000
0.28%, 10/23/15 (a)(c)	10,000	10,000,000
0.29%, 11/19/15 (a)	10,000	10,000,000
0.32%, 2/05/16 (a)	10,000	10,000,000
Hyundai Capital America, 0.49%, 7/23/15 (d)	5,000	4,998,503
Jupiter Securitization Company LLC, 0.30%, 10/07/15 (d)	15,000	14,987,750
Lloyds Bank PLC, 0.06%, 7/01/15 (d)	40,000	40,000,000
Manhattan Asset Funding Co. LLC, 0.28%, 10/01/15 (d)	12,500	12,491,055
Matchpoint Finance PLC, 0.11%, 7/01/15 (d)	38,000	38,000,000
Mitsubishi UFJ Trust and Banking Corp., 0.32%, 8/14/15 (d)	14,500	14,494,329
Mondelez International, Inc., 0.45%, 7/02/15 (d)	4,700	4,699,941
MUFG Union Bank N.A., 0.05%, 7/01/15 (d)	12,000	12,000,000
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	11,000	11,000,000
National Australia Funding Delaware, Inc.:
0.28%, 8/11/15 (a)(c)	10,000	10,000,000
0.29%, 8/27/15 (a)	8,250	8,250,000
Nederlandse Waterschapsbank N.V.:
0.25%, 7/09/15 (a)	3,000	3,000,000
0.26%, 10/01/15 (a)	13,500	13,500,000
Nieuw Amsterdam Receivables Corp, 0.25%, 10/01/15 (d)	12,000	11,992,333
Nordea Bank AB:
0.28%, 8/24/15 (d)	13,500	13,494,431
0.30%, 10/09/15 (d)	10,000	9,991,667
Old Line Funding LLC:
0.27%, 7/17/15 (d)	8,000	7,999,040
0.30%, 10/07/15 (d)	5,000	4,995,917
0.27%, 10/20/15 (d)	13,165	13,154,040
Skandinaviska Enskilda Banken AB:
0.26%, 8/07/15 (d)	15,000	14,995,992
0.27%, 8/07/15 (d)	10,000	9,997,225
0.27%, 9/18/15 (d)	10,000	9,994,075
0.28%, 10/06/15 (d)	10,900	10,891,776
State Street Corp, 0.42%, 12/14/15 (d)	5,000	4,990,317
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(d)	10,000	9,998,989
Thunder Bay Funding LLC:
0.27%, 8/03/15 (d)	15,000	14,996,287
0.27%, 10/05/15 (d)	9,000	8,993,520

Commercial Paper	Par (000)	Value
Victory Receivables Corp.:
0.16%, 7/14/15 (d)	$7,340	$7,339,576
0.22%, 8/24/15 (d)	9,975	9,971,708
Westpac Banking Corp.:
0.27%, 7/20/15 (d)	5,645	5,644,196
0.27%, 7/21/15 (d)	5,000	4,999,250
Westpac Trust Securities New Zealand Ltd.:
0.27%, 7/15/15 (d)	5,000	4,999,475
0.30%, 8/13/15 (a)(c)	7,500	7,500,000
Total Commercial Paper — 54.5%		790,920,441

Corporate Notes
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.45%, 9/11/15 (c)	7,000	7,026,853
Svenska Handelsbanken AB, 0.36%, 11/13/15 (a)(c)	10,900	10,900,000
Total Corporate Notes — 1.2%		17,926,853

Municipal Bonds (e)
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.23%, 7/07/15 (c)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.10%, 7/07/15	14,800	14,800,000
Total Municipal Bonds — 1.4%		20,800,000

Time Deposits
Credit Agricole Corporate & Invest, 0.07%, 7/01/15	12,000	12,000,000
ING Bank N.V. (Amsterdam Branch), 0.14%, 7/01/15	14,000	14,000,000
Total Time Deposits — 1.8%		26,000,000

Closed-End Investment Companies (c)(e)
California — 1.6%
Nuveen California Dividend Advantage Municipal Fund Series 2014-4 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 7/07/15	10,000	10,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 7/07/15	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.14%, 7/07/15	10,000	10,000,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.13%, 7/07/15	7,600	7,600,000
Total Closed-End Investment Companies — 2.1%		30,600,000

2	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations — 2.1%	Par (000)	Value
Federal Home Loan Bank Discount Notes, 0.03%, 7/08/15 (d)	$30,000	$29,999,854

U.S. Treasury Obligations — 1.1%
U.S. Treasury Notes, 0.07%, 10/31/16 (a)	16,195	16,195,015

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.40%, 7/01/15 (e) (Purchased on 11/10/14 to be repurchased at $26,356,057, collateralized by corporate/debt obligation, 0.00% due at 12/31/44, aggregate original par and fair value of $33,960,000 and $31,514,106, respectively)	26,261	26,261,000
Credit Suisse Securities (USA) LLC, 0.64%, 8/04/15 (e) (Purchased on 2/09/15 to be repurchased at $4,012,516, collateralized by corporate/debt obligation, 0.00% due at 4/25/45, aggregate original par and fair value of $4,800,000 and $4,800,000, respectively)	4,000	4,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $36,314,106)		30,261,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $50,000,153, collateralized by U.S. Treasury Bond, 1.13% due at 6/15/18, aggregate original par and fair value of $50,770,400 and $51,000,089, respectively)	50,000	50,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $51,000,089)		50,000,000
Mizuho Securities USA, Inc., 1.13%, 8/01/15 (e) (Purchased on 3/04/13 to be repurchased at $15,414,333, collateralized by various corporate/debt obligations, 0.49% to 1.51% due from 2/25/35 to 2/25/36, aggregate original par and fair value of $24,444,404 and $18,000,000, respectively)	15,000	15,000,000

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.15%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $20,726,086, collateralized by various U.S. government sponsored agency obligations, 5.92% to 5.96% due from 10/16/41 to 2/16/44, aggregate original par and fair value of $170,091,315 and $22,176,820, respectively)	$20,726	$20,726,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $40,176,820)		35,726,000
Wells Fargo Securities, LLC, 0.51%, 7/09/15 (Purchased on 4/10/15 to be repurchased at $8,010,200, collateralized by various corporate/debt obligations, 2.95% to 7.90% due from 6/15/16 to 12/01/42, aggregate original par and fair value of $8,049,206 and $8,400,001, respectively)	8,000	8,000,000
Wells Fargo Securities, LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $4,004,400, collateralized by various corporate/debt obligations, 2.95% to 3.63% due from 6/15/16 to 2/01/25, aggregate original par and fair value of $4,219,974 and $4,200,000, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,600,001)		12,000,000
Total Repurchase Agreements — 8.8%		127,987,000
Total Investments (Cost — $1,450,952,107*) — 99.9%		1,450,952,107
Other Assets Less Liabilities — 0.1%		1,208,902

Net Assets — 100.0%		$1,452,161,009

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BLACKROCK FUNDS	JUNE 30, 2015	3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,450,952,107	—	$1,450,952,107

[1]	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2015, there were no transfers between levels.

4	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.13%, 7/02/15	$5,000	$4,999,982
0.09%, 7/16/15	5,000	4,999,819
0.08%, 7/23/15	10,000	9,999,526
0.03%, 7/30/15	5,000	4,999,899
0.02% - 0.09%, 8/13/15	12,000	11,998,877
0.07%, 8/20/15	5,000	4,999,507
0.07%, 8/27/15	7,000	6,999,280
0.12% - 0.14%, 10/01/15	17,520	17,514,116
0.08%, 12/03/15	28,560	28,550,470
U.S. Treasury Notes:
0.25%, 7/15/15	6,000	6,000,405
0.25%, 7/31/15	7,000	7,000,983
4.25%, 8/15/15	17,000	17,087,456
1.25%, 8/31/15	4,025	4,032,405
0.25% - 1.25%, 10/31/15	6,364	6,383,324
0.38% - 4.50%, 11/15/15	9,746	9,805,710
0.06%, 1/31/16 (b)	3,810	3,809,457
0.08%, 4/30/16 (b)	7,580	7,580,006
0.09%, 7/31/16 (b)	6,959	6,960,713
0.07%, 10/31/16 (b)	10,456	10,453,559
0.10%, 1/31/17 (b)	4,174	4,174,106
0.09%, 4/30/17 (b)	1,999	1,999,157
Total U.S. Treasury Obligations — 55.9%		180,348,757

Repurchase Agreements
BNP Paribas Securities Corp., 0.06%, 7/02/15 (Purchased on 6/25/15 to be repurchased at $8,300,097, collateralized by various U.S. Treasury obligations, 0.00% to 7.50% due from 7/23/15 to 5/15/44, aggregate original par and fair value of $9,541,597 and $8,466,078, respectively)	8,300	8,300,000
BNP Paribas Securities Corp., 0.08%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $18,000,040, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 9/15/15 to 5/15/44, aggregate original par and fair value of $17,865,362 and $18,360,000, respectively)	18,000	18,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $26,826,078)		26,300,000
Citigroup Global Markets, Inc., 0.09%, 7/07/15 (Purchased on 6/30/15 to be repurchased at $6,000,105, collateralized by U.S. Treasury obligation, 1.75% due at 7/31/15, aggregate original par and fair value of $6,067,500 and $6,120,029, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,029)		6,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.10%, 7/01/15 (c) (Purchased on 1/27/14 to be repurchased at $20,028,889, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/31, aggregate original par and fair value of $32,920,000 and $20,400,195, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,400,195)		20,000,000
JPMorgan Securities LLC, 0.12%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,000,050, collateralized by U.S. Treasury obligation, 2.63% due at 11/15/20, aggregate original par and fair value of $14,600,000 and $15,300,380, respectively)	15,000	15,000,000
Total Value of JPMorgan Securities LLC (collateral value of $15,300,380)		15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.11%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $22,000,067, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/24, aggregate original par and fair value of $27,622,201 and $22,440,000, respectively)	22,000	22,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $22,440,000)		22,000,000
Morgan Stanley & Co. LLC, 0.08%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $17,669,039, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 7/23/15 to 6/30/22, aggregate original par and fair value of $17,946,700 and $18,022,413, respectively)	17,669	17,669,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $18,022,413)		17,669,000
RBC Capital Markets LLC, 0.07%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $15,000,029, collateralized by various U.S. Treasury obligations, 0.63% to 2.13% due from 6/30/17 to 6/30/22, aggregate original par and fair value of $15,374,700 and $15,300,041, respectively)	15,000	15,000,000
Total Value of RBC Capital Markets LLC (collateral value of $15,300,041)		15,000,000

BLACKROCK FUNDS	JUNE 30, 2015	5

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
TD Securities (USA) Inc., 0.10%, 7/01/15 (Purchased on 6/30/15 to be repurchased at $20,000,056, collateralized by U.S. Treasury obligation, 2.50% due at 5/15/24, aggregate original par and fair value of $19,987,800 and $20,400,048, respectively)	$20,000	$20,000,000
Total Value of TD Securities (USA) Inc. (collateral value of $20,400,048)		20,000,000
Total Repurchase Agreements — 44.0%		141,969,000

Value
Total Investments (Cost — $322,317,757*) — 99.9%	$322,317,757
Other Assets Less Liabilities — 0.1%	262,127

Net Assets — 100.0%	$322,579,884

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$322,317,757	—	$322,317,757

[1]	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2015, there were no transfers between levels.

6	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.1%
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.10%, 7/07/15 (a)	$200	$200,000
Alaska — 0.2%
Alaska GO Series 2013B MB, 5.00%, 8/01/15	200	200,811
Arizona — 1.5%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.09%, 7/07/15 (a)	100	100,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.09%, 7/07/15 (a)	1,800	1,800,000
Tempe GO Series 2014A MB, 3.00%, 7/01/15	150	150,000

		2,050,000
Arkansas — 0.4%
Little Rock Hotel & Restaurant Gross Receipts RB Series 2014 MB, 1.00%, 7/01/15	500	500,000
California — 4.5%
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.10%, 7/07/15 (a)(b)(c)	830	830,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 7/07/15 (a)	1,500	1,500,000
Eastern Municipal Water District & Wastewater RB Series 2015A VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/07/15 (a)	2,000	2,000,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.15%, 7/07/15 (a)(b)(c)	505	505,000
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.06%, 7/07/15 (a)	1,300	1,300,000

		6,135,000
Connecticut — 7.0%
Connecticut Health & Educational Facilities RB (Yale University Project) Series 2001V-1 VRDN, 0.01%, 7/01/15 (a)	9,225	9,225,000
Derby GO Series 2015 BAN, 1.00%, 9/03/15	270	270,365

		9,495,365
District of Columbia — 0.6%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (a)	200	200,000
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.09%, 7/07/15 (a)(b)(c)	600	600,000

		800,000
Florida — 1.3%
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 7/07/15 (a)	1,700	1,700,000
Georgia — 1.1%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	500	508,734

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.17%, 7/07/15 (a)	$410	$410,000
Metropolitan Atlanta Rapid Transit Authority RB Series 2005A-3 MB, 5.00%, 7/01/15	515	515,000

		1,433,734
Illinois — 2.9%
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/07/15 (a)	910	910,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.08%, 7/07/15 (a)(b)(c)	3,000	3,000,000

		3,910,000
Indiana — 2.1%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008A-2 VRDN (BMO Harris Bank N.A. SBPA), 0.08%, 7/07/15 (a)	2,800	2,800,000
Iowa — 6.3%
Des Moines Methodist Systems Inc. RB (Iowa Methodist Medical Center Project) Series 1985 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/07/15 (a)	4,000	4,000,000
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.17%, 7/07/15 (a)	4,200	4,200,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.03%, 7/01/15 (a)	300	300,000

		8,500,000
Kansas — 0.1%
Salina GO Series 2014-1 BAN, 1.00%, 8/01/15	200	200,113
Kentucky — 0.5%
Kentucky State Property & Building Commission RB (No. 85 Project) Series 2005 MB (AGM Insurance), 5.00%, 8/01/15	400	401,566
Kentucky Turnpike Authority RB Series 2010A MB, 5.00%, 7/01/15	200	200,000
Louisville Regional Airport Authority RB Series 2014B MB, 2.00%, 7/01/15	100	100,000

		701,566
Louisiana — 5.3%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.02%, 7/01/15 (a)	6,200	6,200,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.06%, 7/07/15 (a)	900	900,000

		7,100,000
Maryland — 3.4%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.23%, 7/07/15 (a)	875	875,000

BLACKROCK FUNDS	JUNE 30, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.02%, 7/01/15 (a)	$3,750	$3,750,000

		4,625,000
Massachusetts — 1.8%
Massachusetts Clipper Tax-Exempt Certficates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.10%, 7/07/15 (a)(b)(c)	1,920	1,920,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (a)	500	500,000

		2,420,000
Michigan — 1.4%
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.06%, 7/01/15 (a)	1,310	1,310,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.17%, 7/07/15 (a)	500	500,000
Michigan Trunk Line RB Series 2015B MB (AGM Insurance), 5.00%, 9/01/15	25	25,193

		1,835,193
Minnesota — 0.3%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(b)(c)	100	100,000
Minnesota GO Series 2009F MB, 4.00%, 8/01/15	100	100,315
Minnesota GO Series 2012B MB, 5.00%, 8/01/15	200	200,781

		401,096
Mississippi — 7.3%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 7/01/15 (a)	9,805	9,805,000
Nevada — 2.6%
Clark County Airport System Junior Subordinate Lien RB Series 2013 MB, 2.50%, 7/01/15	3,025	3,025,000
Clark County Passenger Facilities Charge RB (Las Vega McCarran International Project) Series 2008A MB, 5.00%, 7/01/15	530	530,000

		3,555,000
New Hampshire — 0.4%
Cheshire County GO Series 2015 TAN, 1.00%, 12/30/15	470	471,772
New Jersey — 3.4%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	140	140,189
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	100	100,142
Dumont GO Series 2015 MB, 1.50%, 6/23/16	330	333,079
East Hanover Township GO Series 2014 BAN, 1.00%, 8/20/15	180	180,164
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	130	130,547
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	140	140,286

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	$100	$100,245
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	310	310,148
Little Falls Township GO Series 2015 BAN, 1.00%, 8/28/15	200	200,211
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	200	200,110
Margate GO Series 2014 BAN, 1.00%, 7/20/15	290	290,089
Mendham Township GO Series 2015 BAN, 1.25%, 5/20/16	1,600	1,611,274
Middlesex GO Series 2014 BAN, 1.00%, 7/17/15	100	100,026
Mount Laurel Township GO Series 2015C BAN, 1.25%, 3/10/16	400	402,373
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	100	100,430
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15	100	100,179
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	160	160,620

		4,600,112
New Mexico — 0.1%
New Mexico Severance Tax Permanent Fund RB Series 2009A MB, 5.00%, 7/01/15	100	100,000
New York — 9.0%
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	160	160,374
Clarence Township GO Series 2014 BAN, 1.00%, 7/23/15	190	190,087
Landsingburgh Central School District GO Series 2014 BAN, 1.00%, 7/10/15	600	600,109
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	125	125,341
New York City GO Series 2011D-3 VRDN (Royal Bank of Canada LOC), 0.02%, 7/01/15 (a)	7,000	7,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.02%, 7/01/15 (a)	1,100	1,100,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.06%, 7/07/15 (a)	2,700	2,700,000
Roslyn Union Free School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 9/25/15	155	155,265
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	150	150,352

		12,181,528
North Carolina — 2.6%
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	100,000
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	100	100,000
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/07/15 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.08%, 7/07/15 (a)(b)(c)	180	180,000

8	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	$1,000	$1,000,000
University of North Carolina System RB Series 2010 MB, 4.00%, 10/01/15	100	100,916

		3,480,916
Ohio — 12.0%
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.05%, 7/07/15 (a)	3,845	3,845,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	400	405,850
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	500	502,399
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	100	100,928
Ohio GO (Common Schools Project) Series 2005B VRDN, 0.05%, 7/07/15 (a)	400	400,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	250	252,817
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	1,200	1,200,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013B-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/15 (a)	7,500	7,500,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 1994 MB, 6.13%, 10/01/15	300	304,308
Ohio Higher Educational Series 2009C MB, 5.00%, 8/01/15	110	110,454
Ohio RB (Garvee Project) Series 2010-3 MB, 4.00%, 12/15/15	355	360,901
Ohio University RB Series 2008 VRDN, 0.05%, 7/07/15 (a)	1,200	1,200,000

		16,182,657
Oklahoma — 0.1%
Oklahoma Capital Improvement Authority RB Series 2010A MB, 4.00%, 7/01/15	175	175,000
Pennsylvania — 1.0%
Commonwealth of Pennsylvania GO Series 2013 MB, 5.00%, 10/15/15	100	101,326
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	650	650,000
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	50	50,000
Pennsylvania HFA RB Series 2011-81C AMT VRDN (Royal Bank of Canada SBPA), 0.07%, 7/15/15 (a)	305	305,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.24%, 7/07/15 (a)(b)(c)	300	300,000

		1,406,326
Rhode Island — 0.3%
East Providence GO Series 2014 MB, 1.50%, 7/30/15	440	440,367

Municipal Bonds	Par (000)	Value
Tennessee — 1.6%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.13%, 7/07/15 (a)	$215	$215,000
Nashville & Davidson County Water & Sewer RB Series A TECP, 0.25%, 7/16/15	2,000	2,000,000

		2,215,000
Texas — 2.2%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.19%, 7/07/15 (a)(b)(c)	800	800,000
Dallas Fort Worth International Airport RB Series 2013D MB, 5.00%, 11/01/15	200	203,068
Dallas Fort Worth International Airport RB Series 2013F MB, 3.00%, 11/01/15	100	100,898
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	100	101,682
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.01%, 7/01/15 (a)	1,400	1,400,000
Houston Airport System Subordinate Lien RB Series 2011A AMT MB (AGM Insurance), 5.00%, 7/01/15	200	200,000
North Texas Tollway Authority RB (First Tier Project) Series 2008E-3 MB, 5.75%, 1/01/16	150	154,089
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.07%, 7/07/15 (a)	10	10,000

		2,969,737
Utah — 3.7%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.08%, 7/07/15 (a)	1,600	1,600,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/15 (a)	300	300,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.08%, 7/07/15 (a)(b)(c)	3,050	3,050,000

		4,950,000
Virginia — 2.3%
Fairfax County GO (Public Improvement Project) Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	345	349,185
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.25%, 1/26/16 (a)	800	800,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.05%, 7/07/15 (a)	1,800	1,800,000
Virginia Beach Development Authority Facilities RB Series 2010B MB, 4.00%, 8/01/15	200	200,632

		3,149,817
Washington — 0.1%
Washington GO Series 1993R-93B MB, 5.70%, 10/01/15	105	106,409
Wisconsin — 3.3%
Columbia County GO Series 2014 MB, 1.50%, 8/01/15	500	500,547

BLACKROCK FUNDS	JUNE 30, 2015	9

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Petroleum Inspection RB Series 2014 TECP, 0.18%, 9/17/15	$4,000	$4,000,000

		4,500,547
Total Municipal Bonds — 92.8%		125,298,066

Closed-End Investment Companies (a)(b)	Par (000)	Value
Multi-State — 3.6%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.15%, 7/07/15	$4,900	$4,900,000
New Jersey — 3.0%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 7/07/15	4,000	4,000,000
Ohio — 0.4%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/07/15	600	600,000
Total Closed-End Investment Companies — 7.0%		9,500,000
Total Investments (Cost — $134,798,066*) — 99.8%		134,798,066
Other Assets Less Liabilities — 0.2%		228,843

Net Assets — 100.0%		$135,026,909

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$134,798,066	—	$134,798,066

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $101,939 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

10	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 71.4%
Bloomfield Township GO Series 2015 BAN, 1.50%, 1/15/16	$370	$372,156
Branchburg Township GO Series 2014 MB, 1.25%, 10/08/15	800	801,944
Burlington County Bridge Commission GO (Public Improvements Project) Series 2015 BAN, 1.25%, 2/01/16	100	100,553
Cape May County Municipal Utilities RB Series 2002A MB (AGM Insurance), 5.75%, 1/01/16	110	112,993
Cape May GO Series 2008 MB, 4.00%, 9/01/15	100	100,622
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.05%, 7/07/15 (a)	1,000	1,000,000
Delsea Regional School District GO Series 2015 MB, 2.00%, 8/01/15	240	240,369
East Hanover Township GO Series 2014 BAN:
1.00%, 8/20/15	200	200,182
1.00%, 11/24/15	600	601,673
Edison Township GO Series 2014 BAN, 1.00%, 8/28/15	200	200,196
Edison Township GO Series 2015 BAN, 1.00%, 2/12/16	400	401,478
Fort Lee GO Series 2014 MB, 1.25%, 11/25/15	380	381,295
Garden State Preservation Trust RB Series 2005A MB (AGM Insurance), 5.80%, 11/01/15	400	409,052
Gloucester County RB (Rowan University Project) Series 2015B MB, 1.50%, 7/01/15	215	215,000
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	100	100,205
Lawrence Township GO Series 2014 BAN, 1.00%, 7/24/15	100	100,048
Little Falls Township GO Series 2015B BAN, 1.00%, 1/06/16	100	100,282
Lower Township GO Series 2014 BAN, 1.00%, 8/06/15	100	100,055
Maplewood Township GO Series 2014 BAN, 1.00%, 7/02/15	300	300,005
Maplewood Township Series 2014 BAN, 1.00%, 9/18/15	400	400,551
Middle Township GO Series 2014 BAN, 1.00%, 11/12/15	600	601,073
Monmouth County Improvement Authority RB Series 2012 MB, 4.00%, 12/01/15	200	203,101
Monroe Township Board of Education GO Series 2011 MB, 4.00%, 9/15/15	50	50,381
Montville Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,316
Morris County GO Series 2012 MB, 3.00%, 2/01/16	500	508,485
Mount Olive Township GO Series 2015 MB, 2.00%, 5/15/16	90	91,212
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 7/01/15 (a)	800	800,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	995	995,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/07/15 (a)	900	900,000

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 7/07/15 (a)	$705	$705,000
New Jersey Educational Facilities Authority RB Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 7/07/15 (a)	300	300,000
New Jersey Educational Facilities Authority RB Series 2007 VRDN (Wachovia Bank N.A. SBPA), 0.05%, 7/07/15 (a)	100	100,000
New Jersey Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2014-XF0149 VRDN (Bank of America N.A. Liquidity Facility), 0.07%, 7/07/15 (a)(b)(c)	665	665,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.07%, 7/07/15 (a)(b)(c)	515	515,000
New Jersey Environmental Infrastructure Trust RB Series 2007 MB, 5.00%, 9/01/15	210	211,659
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.08%, 7/07/15 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/07/15 (a)	900	900,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.06%, 7/07/15 (a)	4,435	4,435,000
New Jersey Higher Education Assistance Authority Student Loan RB RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.09%, 7/07/15 (a)(c)	700	700,000
Ocean County GO Series 2008B MB, 4.00%, 12/01/15	100	101,587
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	207	207,889
Pompton Lakes Borough GO Series 2015 BAN, 1.00%, 12/18/15	320	320,978
Randolph Township GO Series 2015 BAN, 1.00%, 9/25/15	500	500,897
River Vale Township GO Series 2014 MB, 1.00%, 8/14/15	300	300,246
Somerville GO Series 2015 BAN, 1.00%, 10/15/15	700	701,454
Woodbridge Township GO Series 2011 MB, 4.00%, 7/15/15	100	100,145
Total Municipal Bonds — 71.4%		22,553,082

Closed-End Investment Companies (a)(b)
New Jersey — 4.7%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 7/07/15	1,500	1,500,000

BLACKROCK FUNDS	JUNE 30, 2015	11

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $24,053,082*) — 76.1%	$24,053,082
Other Assets Less Liabilities — 23.9%	7,535,939

Net Assets — 100.0%	$31,589,021

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$24,053,082	—	$24,053,082

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $7,514,224 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

12	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 79.7%
Appalachian State University RB (University & College Improvements Project) Series 2005 MB, 5.00%, 7/15/15	$345	$345,659
Buncombe County Metropolitan Sewerage District RB Series 2013 MB, 4.00%, 7/01/15	100	100,000
Buncombe County Metropolitan Sewerage District RB Series 2014 MB, 2.00%, 7/01/15	425	425,000
Cary GO (Public Improvements Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 7/07/15 (a)	2,625	2,625,000
Charlotte Airport Revenue RB Series 2009B MB, 5.00%, 7/01/15	300	300,000
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.07%, 7/07/15 (a)	1,700	1,700,000
Charlotte COP (Equipment Acquisition & Public Facilities Project) Series 2013A MB, 5.00%, 12/01/15	1,000	1,020,270
Charlotte Housing Authority RB (Oak Park Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.07%, 7/07/15 (a)	550	550,000
Charlotte Water & Sewer System RB (Water Utility Improvements Project) Series 2008 MB, 5.00%, 7/01/15	300	300,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.07%, 7/07/15 (a)	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.09%, 7/07/15 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN Mandatory Put Bonds (Wells Fargo Bank N.A. SBPA), 0.15%, 7/09/15 (a)(b)(c)	8,600	8,600,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.02%, 7/01/15 (a)	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007C VRDN (JPMorgan Chase Bank SBPA), 0.07%, 7/07/15 (a)	500	500,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007H VRDN (Wells Fargo Bank N.A. LOC), 0.03%, 7/01/15 (a)	250	250,000
Cumberland County COP (General Improvements Project) Series 2009B-1 MB, 5.00%, 12/01/15	125	127,425
Durham RB Series 2013A MB, 4.00%, 10/01/15	155	156,459
Forsyth County GO Series 2006 MB, 5.00%, 8/01/15	400	401,632
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.10%, 7/07/15 (a)	2,000	2,000,000
Mecklenburg County GO Series 2009A MB, 3.00%, 8/01/15	225	225,529
Mooresville Public Facilities Corp. RB Series 2012 MB, 4.00%, 11/01/15	100	101,200
Mooresville Town Enterprise System RB Series 2010A MB, 4.00%, 5/01/16	100	102,907

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.13%, 7/07/15 (a)	$1,800	$1,800,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.08%, 7/07/15 (a)(b)(c)	2,500	2,500,000
North Carolina Limited Obligation Refunding Floater RB Series 2014RR II-14089 VRDN (Citibank N.A. SBPA), 0.08%, 7/07/15 (a)(b)(c)	1,800	1,800,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 7/01/15 (a)	3,435	3,435,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.08%, 7/07/15 (a)	5,290	5,290,000
North Carolina Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF0140 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.08%, 7/07/15 (a)(b)(c)	1,000	1,000,000
Raleigh City GO Series 2009D MB, 4.00%, 12/01/15	355	360,450
Raleigh City GO Series 2009E MB, 4.00%, 12/01/15	175	177,745
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	1,400	1,400,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.08%, 7/07/15 (a)	2,000	2,000,000
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.05%, 7/07/15 (a)	2,650	2,650,000
Wake County GO Series 2010C MB, 5.00%, 3/01/16	175	180,916
Total Investments (Cost — $50,670,192*) — 79.7%		50,670,192
Other Assets Less Liabilities — 20.3%		12,870,301

Net Assets — 100.0%		$63,540,493

BLACKROCK FUNDS	JUNE 30, 2015	13

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$50,670,192	—	$50,670,192

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $12,843,943 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

14	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 100.4%
Akron Income Tax RB Series 2012 MB, 3.00%, 12/01/15	$350	$353,796
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.03%, 7/01/15 (a)	11,800	11,800,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.09%, 7/07/15 (a)	1,000	1,000,000
Belmont County GO Series 2015 BAN, 1.50%, 4/22/16	750	756,338
Brecksville GO (Service Center Garage Improvements Project) Series 2015 BAN, 1.00%, 6/15/16	620	623,841
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.07%, 7/07/15 (a)	1,380	1,380,000
Butler County GO (Various Purpose Project) Series 2015 MB, 3.00%, 12/01/15	265	267,929
Cincinnati City GO Series 2010B MB, 2.25%, 12/01/15	100	100,793
Cincinnati City School District GO (Refunding - Classroom Construction & Improvement Project) Series 2006 MB, 5.00%, 12/01/15	775	790,502
Cincinnati Water & Sewer RB Series 2009A MB, 4.00%, 12/01/15	850	863,461
Cincinnati Water & Sewer RB Series 2011A MB, 3.00%, 12/01/15	400	404,578
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.09%, 7/07/15 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.09%, 7/07/15 (a)	3,985	3,985,000
Cleveland GO Series 2005A MB, 5.00%, 10/01/15	950	961,563
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.07%, 7/07/15 (a)	4,715	4,715,000
Cleveland-Cuyahoga County Port Authority RB (Euclid Avenue Housing Corp. Project) Series 2005 MB, 5.00%, 8/01/15	700	702,904
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 7/07/15 (a)	1,915	1,915,000
Columbus GO (Limited Tax Notes Project) Series 2013B MB, 4.00%, 8/15/15	350	351,658
Columbus GO (Sanitary Sewer Project) Series 2006-1 VRDN, 0.05%, 7/07/15 (a)	2,700	2,700,000
Columbus GO (Various Purpose Project) Series 2007B MB, 5.00%, 9/01/15	600	604,880
Columbus GO (Various Purpose Project) Series 2013A MB, 5.00%, 8/15/15	2,885	2,902,230
Columbus GO Series 2005C MB, 5.00%, 7/15/15	390	390,722
Columbus GO Series 2012B MB, 5.00%, 2/15/16	455	468,242
Columbus GO Series 2013-1 MB, 5.00%, 7/01/15	1,000	1,000,000
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.07%, 7/07/15 (a)	1,285	1,285,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.07%, 7/07/15 (a)	$770	$770,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.07%, 7/07/15 (a)	3,750	3,750,000
Columbus Regional Airport Authority RB Series 2015A VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.08%, 7/07/15 (a)	4,540	4,540,000
Columbus Regional Airport Authority RB Series 2015B VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.08%, 7/07/15 (a)	7,200	7,200,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.08%, 7/07/15 (a)(b)(c)	2,935	2,935,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 7/07/15 (a)(b)(c)	200	200,000
Columbus Sewerage System RB Series 2008B VRDN, 0.05%, 7/07/15 (a)	1,300	1,300,000
Cuyahoga Community College District RB Series 2009C MB, 4.00%, 2/01/16	100	102,103
Cuyahoga Falls GO (Various Purposes Project) Series 2014 BAN, 1.00%, 12/03/15	1,010	1,013,337
Deerfield Township GO Series 2014 BAN, 0.30%, 10/28/15	2,380	2,380,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015B VRDN, 0.05%, 7/07/15 (a)	5,000	5,000,000
Franklin County Hospital RB (Ohio Health Corp. Project) Series 2011A MB, 5.00%, 11/15/15	420	427,417
Franklin County Hospital RB(Ohio Health-A- Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.09%, 7/07/15 (a)	4,000	4,000,000
Green GO (Street improvement Project) Series 2014A BAN, 1.00%, 7/30/15	400	400,223
Hamilton City RB (Multi Family Housing Project) Series 1998B VRDN (Federal Home Loan Bank LOC), 0.20%, 7/07/15 (a)	1,045	1,045,000
Hamilton County GO (Various Purpose Project) Series 2015 MB, 5.00%, 12/01/15	235	239,610
Hamilton County GO Series 2006 MB, 4.00%, 12/01/15	100	101,527
Hamilton County Sewer System RB Series 2010 MB, 2.00%, 12/01/15	150	151,033
Kettering GO Series 2015 MB, 1.00%, 12/01/15	250	250,740
Lake Local School District GO Series 2015 MB, 1.00%, 12/01/15	410	411,111
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	1,000	1,014,624
Logan County GO Series 2015 BAN, 1.00%, 1/27/16	1,535	1,539,835
Marietta City GO (Various Purpose Project) Series 2015 BAN, 1.00%, 5/13/16	1,090	1,093,275
Mason GO (Building Acquisition & Improvement Project) Series 2014 BAN, 1.25%, 12/15/15	2,030	2,039,537

BLACKROCK FUNDS	JUNE 30, 2015	15

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Miami University RB Series 2005 MB, 5.00%, 9/01/15	$125	$125,977
Miami University RB Series 2011 MB, 2.00%, 9/01/15	150	150,436
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	800	803,839
New Albany Community Authority Community Facilities RB Series 2012C MB, 3.00%, 10/01/15	100	100,665
Northeast Ohio Regional Sewer District RB Series 2005 MB, 5.00%, 11/15/15	500	508,475
Oakwood GO Series 2014 BAN, 1.12%, 9/24/15	1,030	1,031,852
Oberlin City GO Series 2015 (State Aid Withholding Insurance), 2.00%, 12/01/15	165	166,170
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.07%, 7/07/15 (a)	7,000	7,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.06%, 7/07/15 (a)	600	600,000
Ohio Building Authority RB Series 2010C MB, 5.00%, 10/01/15	775	784,253
Ohio Building Authority RB (Administration Building Funding Project) Series 2009A MB, 4.00%, 10/01/15	225	227,113
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	3,345	3,377,258
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB, 5.00%, 10/01/15	100	101,187
Ohio Development Assistance RB (Logistics & Distribution Program Project) Series 2009A MB, 5.00%, 10/01/15 (d)	1,150	1,163,919
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.06%, 7/07/15 (a)	10,255	10,255,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.05%, 7/07/15 (a)	6,400	6,400,000
Ohio GO Series 2010C MB, 5.00%, 8/01/15	690	692,857
Ohio GO Series 2011A MB, 5.00%, 9/01/15	205	206,613
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.08%, 7/07/15 (a)	6,500	6,500,000
Ohio Higher Education GO Series 2006B MB, 5.00%, 11/01/15	150	152,353
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	2,000	2,000,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/15 (a)	1,050	1,050,000
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2009 MB, 4.00%, 12/01/15	265	268,817
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2011A MB, 5.00%, 12/01/15	400	407,846

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility RB (Higher Educational Facility - Oberlin College Project) Series 1999 MB, 5.25%, 10/01/15	$1,340	$1,356,871
Ohio Parks & Recreation Capital Facilities RB Series 2011A MB, 2.50%, 8/01/15	150	150,282
Ohio State Turnpike Commission RB Series 2009A MB, 3.25%, 2/15/16	145	147,584
Ohio State University RB Series 2014B-2 VRDN, 0.05%, 7/07/15 (a)	3,000	3,000,000
Ohio University RB Series 2010B MB, 5.00%, 12/01/15	290	295,668
Ohio Water Development Authority RB (Fresh Water Project) Series 2001B MB (AGM Insurance), 5.50%, 12/01/15	150	153,269
Ohio Water Development Authority RB (Fresh Water Project) Series 2009 MB, 5.00%, 12/01/15	125	127,441
Ohio Water Development Authority Water PCRB (Water Quality Project) Series 2009 MB, 2.50%, 12/01/15	200	201,853
Portage County GO Series 2006 MB, 5.25%, 12/01/15	115	117,346
Seven Hills GO (Capital Improvement Project) Series 2014 BAN, 1.20%, 7/09/15	520	520,068
Seven Hills GO (Capital Improvement Project) Series 2015 BAN, 1.12%, 7/07/16	3,220	3,241,510
South-Western City School District GO (School Facilities Construction Improvements Project) Series 2012 MB, 3.00%, 12/01/15	775	783,691
University of Toledo RB Series 2009 MB, 3.50%, 6/01/16	315	323,290
Wooster City School District RB Series 2007 MB, 4.00%, 12/01/15	1,050	1,066,452
Total Municipal Bonds — 100.4%		140,777,764

Closed-End Investment Companies (a)(b)
Ohio — 1.7%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 7/07/15	2,400	2,400,000
Total Investments (Cost — $143,177,764*) — 102.1%		143,177,764
Liabilities in Excess of Other Assets — (2.1)%		(2,894,851)

Net Assets — 100.0%		$140,282,913

Notes to Schedule of Investments
* Cost for federal income tax purposes.

16	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Security is collateralized by Municipal or U.S. Treasury obligations.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$143,177,764	—	$143,177,764

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $48,363 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2015	17

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.1%
Adams County IDRB RB (Gettysburg College Project) Series 2010 MB, 5.00%, 8/15/15	$200	$201,161
Annville-Cleona School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 10/01/15	355	355,677
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.03%, 7/01/15 (a)	2,625	2,625,000
Bensalem Township GO Series 2015 MB, 1.50%, 12/01/15	820	823,931
Berks County GO Series 2009A MB, 3.00%, 11/15/15	250	252,462
Berks County IDA GO (Fleetwood Business Center Project) Series 2005 AMT VRDN (US Bank N.A. LOC), 0.08%, 7/07/15 (a)	2,935	2,935,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	3,800	3,800,000
Bradford Area School District GO Series 2014 MB (State Aid Withholding Insurance), 3.00%, 9/01/15	280	281,273
Bucks County GO Series 2015 MB, 1.00%, 12/01/15 (b)	265	265,814
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.06%, 7/07/15 (a)	17,905	17,905,000
Bucks County Water & Sewer Authority RB Series 2010 MB (AGM Insurance), 5.00%, 12/01/15	135	137,648
Butler Area School District GO Series 2003B MB (State Aid Withholding Insurance), 5.25%, 9/15/15	940	949,692
Centennial School District Bucks County GO Series 2010B MB (State Aid Withholding Insurance), 4.00%, 12/15/15	200	203,296
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)(c)(d)	6,485	6,485,000
Central York School District GO Series 2014 MB (State Aid Withholding Insurance), 4.00%, 11/01/15	1,270	1,286,026
Chartiers Valley School District GO Series 2015A MB (State Aid Withholding Insurance), 1.00%, 10/15/15	1,170	1,172,606
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.09%, 7/07/15 (a)	5,400	5,400,000
Chester County School District GO Series 2009C MB, 4.00%, 7/15/15	200	200,297
Commonwealth of Pennsylvania GO Series 2011 MB, 5.00%, 11/15/15	200	203,532
Council Rock School District GO Series 2014C MB (State Aid Withholding Insurance), 3.00%, 11/15/15	880	888,521
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 7/07/15 (a)	7,350	7,350,000
Delaware County IDRB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.11%, 7/07/15 (a)	3,615	3,615,000
Delaware County IDRB (Covanta Energy Project) Series 2014 VRDN (Bank of America N.A. LOC), 0.11%, 7/07/15 (a)	2,960	2,960,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Guarantee Agreement), 0.09%, 7/07/15 (a)	$2,600	$2,600,000
Delaware County RB Series 2009A MB, 5.00%, 10/01/15	600	607,186
Delaware River Joint Toll Bridge Commission RB Series 2005 MB, 5.25%, 7/01/15	1,735	1,735,000
Delaware Valley School District GO Series 2014 MB, 0.25%, 11/01/15	615	615,000
Downingtown Area School District GO Series 2009AA MB (State Aid Withholding Insurance), 3.00%, 11/01/15	200	201,815
Downingtown Area School District Series 2009 MB (State Aid Withholding Insurance), 5.00%, 11/01/15	200	203,137
Easttown Municipal Authority RB Series 2014 MB, 2.00%, 9/01/15	235	235,672
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/07/15 (a)	2,400	2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989E-25 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/07/15 (a)	500	500,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/07/15 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989D-24 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/07/15 (a)	8,700	8,700,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.04%, 7/07/15 (a)	14,300	14,300,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.07%, 7/07/15 (a)	1,800	1,800,000
Erie County GO Series 2005B MB (FGIC Insurance), 5.00%, 9/01/15	200	201,944
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 7/07/15 (a)	990	990,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.02%, 7/01/15 (a)	2,400	2,400,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/15 (a)	900	900,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.02%, 7/01/15 (a)	5,100	5,100,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 7/01/15 (a)	17,625	17,625,000
Great Valley School District GO Series 2006 MB (AGM and State Aid Withholding Insurance), 5.00%, 2/15/16	195	200,516
Great Valley School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 2/15/16	415	421,732
Haverford Township GO Series 2014 MB, 3.00%, 10/15/15	90	90,702
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.06%, 7/07/15 (a)	2,405	2,405,000

18	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Hempfield School District GO Series 2011A MB (State Aid Withholding Insurance), 4.00%, 10/15/15	$100	$101,070
Lancaster County Hospital Authority RB (Health System Lancaster Project) Series 2012 MB, 5.00%, 7/01/15	1,145	1,145,000
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.03%, 7/01/15 (a)	1,645	1,645,000
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.08%, 7/07/15 (a)	2,975	2,975,000
Lehigh County GO Series 2011 MB, 5.00%, 11/15/15	100	101,732
Littlestown Area School District Go Series 2015 MB (State Aid Withholding Insurance), 1.00%, 10/01/15 (b)	925	926,554
Lower Moreland Township School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 2/15/16	200	202,109
Montgomery County GO Series 2009 MB, 5.00%, 12/01/15	735	749,449
Montgomery County GO Series 2010 MB, 4.00%, 10/01/15	560	565,170
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.26%, 7/07/15 (a)	405	405,000
Muhlenberg School District GO Series 2012A MB (State Aid Withholding Insurance), 5.00%, 9/01/15	100	100,799
Muhlenberg School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 2/15/16	825	827,924
New Hope Solebury School District GO Series 2014 MB (State Aid Withholding Insurance), 1.00%, 9/01/15	2,120	2,122,743
North Londonderry Township GO Series 2015 MB, 1.00%, 9/01/15	545	545,706
North Penn Water Authority RB Series 2014 MB, 0.30%, 11/01/15 (e)	680	680,000
North Wales Water Authority RB Series 2010 MB, 3.00%, 11/01/15	275	277,435
Northampton Area School District GO Series 2013 MB (State Aid Withholding Insurance), 3.00%, 8/15/15	1,100	1,103,796
Northampton County GO Series 2013 MB, 2.00%, 8/15/15	400	400,883
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/07/15 (a)	1,060	1,060,000
Northern Lehigh School District GO Series 2015 MB (AGM Insurance, State Aid Withholding Insurance), 2.00%, 3/01/16	380	383,845
Oxford Area School District GO Series 2015 MB (State Aid Withholding Insurance), 1.50%, 2/01/16	300	301,803
Pennridge School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 9/15/15	325	325,552
Pennsbury School District GO Series 2012 MB, 3.00%, 8/01/15	275	275,650
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 7/07/15 (a)(c)(d)	16,785	16,785,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.22%, 7/07/15 (a)	$15,955	$15,955,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	550	550,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.09%, 7/07/15 (a)	8,500	8,500,000
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 7/07/15 (a)	1,555	1,555,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.37%, 7/07/15 (a)	3,500	3,500,000
Pennsylvania Economic Development Financing Authority RB Series 2012A MB, 4.00%, 7/01/15	150	150,000
Pennsylvania GO Series 2005-1 MB, 5.00%, 7/01/15	805	805,000
Pennsylvania GO Series 2010A-3 MB, 5.00%, 7/15/15	1,065	1,066,993
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 7/07/15 (a)(c)(d)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)	355	355,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.07%, 7/07/15 (a)	21,690	21,690,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/07/15 (a)	1,000	1,000,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.08%, 7/07/15 (a)	12,840	12,840,000
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2010 MB, 4.00%, 12/01/15	200	203,054
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/15	110	111,216
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A) LOC), 0.08%, 7/07/15 (a)	9,760	9,760,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.06%, 7/07/15 (a)	3,870	3,870,000
Pennsylvania Higher Educational Facilities Authority RB (St. Josephs University Project) Series 2013B MB, 4.00%, 11/01/15	175	177,131
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005A MB, 5.00%, 9/01/15	100	100,787
Pennsylvania Higher Educational Facilities Authority RB (Trustees of the University of Pennsylvania Project) Series 2005B MB, 5.25%, 9/01/15	150	151,262

BLACKROCK FUNDS	JUNE 30, 2015	19

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB Series 2011AM MB, 5.00%, 6/15/16	$250	$260,448
Pennsylvania Higher Educational Facilities Authority RB Series 2015AQ MB, 5.00%, 6/15/16	1,880	1,959,666
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 7/07/15 (a)	25,900	25,900,000
Pennsylvania State University RB Series 2002 MB, 5.25%, 8/15/15	400	402,508
Pennsylvania Turnpike Commission RB (Senior Lien Project) Series 2012A MB, 4.00%, 12/01/15	900	914,093
Pennsylvania Turnpike Commission RB Series 2015A-2 MB, 0.22%, 5/01/16 (e)	7,500	7,500,000
Perkiomen Valley School District GO Series 2015A MB (State Aid Withholding Insurance), 0.25%, 11/15/15	260	260,000
Philadelphia Airport RB Series 2010D MB, 5.00%, 6/15/16	550	572,769
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	18,900	18,900,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.07%, 7/07/15 (a)	26,000	26,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA), 0.03%, 7/01/15 (a)	3,000	3,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	1,100	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 7/01/15 (a)	500	500,000
Philadelphia School District GO Series 2011 VRDN (State Aid Withholding Insurance, Royal Bank of Canada LOC), 0.06%, 7/07/15 (a)	10,000	10,000,000
Philadelphia Water & Waste Water RB Series 2010A MB, 5.00%, 6/15/16	300	312,595
Pottsgrove School District GO Series 2013 MB (State Aid Withholding Insurance), 2.00%, 8/15/15	110	110,237
Pottsgrove School District GO Series 2015A MB (State Aid Withholding Insurance), 0.40%, 8/15/15 (b)	580	580,000
Quaker Valley School District GO Series 2015 MB (State Aid Withholding Insurance), 0.30%, 10/01/15	1,645	1,645,000
Quakertown Community School District GO Series 2014A MB, 2.00%, 9/01/15	430	431,230
South Western School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 11/15/15	1,665	1,669,145
Southern Lehigh School District GO Series 2010 MB (State Aid Withholding Insurance), 2.00%, 9/01/15	100	100,277

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Spring Grove Area School District GO Series 2015B MB (State Aid Withholding Insurance), 1.00%, 10/01/15	$750	$751,449
St. Mary Hospital Authority RB (Catholic Health East Project) Series 2010A MB, 4.00%, 11/15/15	350	354,853
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.24%, 7/07/15 (a)(c)(d)	4,000	4,000,000
Swarthmore Borough Authority RB Series 2013J MB, 4.00%, 9/15/15	205	206,576
Tredyffrin Township GO Series 2011 MB, 3.00%, 11/15/15	50	50,483
University of Pittsburgh of The Commonwealth System of Higher Education RB Series 2009A MB, 3.50%, 9/15/15	100	100,647
University of Pittsburgh of The Commonwealth System of Higher Education RB (University Capital Project) Series 2009B MB, 5.00%, 9/15/15	125	126,222
University of Pittsburgh of The Commonwealth System of Higher Education RB Series 2009A MB, 5.00%, 9/15/15	390	393,750
University of Pittsburgh Series 07-B TECP:
0.10%, 8/17/15	4,950	4,950,000
0.11%, 9/01/15	10,500	10,500,000
University of Pittsburgh Series B-2 TECP, 0.11%, 8/19/15	3,000	3,000,000
Upper Merion Township GO Series 2009A MB, 3.00%, 9/01/15	100	100,454
Upper St. Clair Township School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 7/15/15	360	360,243
Warrington Township GO Series 2012A MB, 4.00%, 12/01/15	200	203,038
Warwick School District GO Sereis 2015 MB (State Aid Withholding Insurance), 1.50%, 2/15/16	1,940	1,953,287
West Chester Area School District GO Series 2006 MB, 5.00%, 11/15/15	100	101,709
Westmoreland County Airport Authority RB Series 2010 MB, 2.00%, 9/01/15	285	285,760
Westmoreland County Municipal Authority RB Series 2005 MB (AGM Insurance), 5.25%, 8/15/15	200	201,257
Williamsport Municipal Water Authority RB Series 2010AA-1 MB (AGM Insurance), 3.00%, 1/01/16	585	592,587
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/07/15 (a)	835	835,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 7/07/15 (a)	780	780,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	305	305,000
Total Municipal Bonds — 95.1%		379,897,586

20	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(c)	Par (000)	Value
Pennsylvania — 4.0%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.17%, 7/07/15	$5,000	$5,000,000

Closed-End Investment Companies(a)(c)	Par (000)	Value
Pennsylvania (concluded)
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.17%, 7/07/15	$11,000	$11,000,000
Total Closed-End Investment Companies — 4.0%		16,000,000
Total Investments (Cost — $395,897,586*) — 99.1%		395,897,586
Other Assets Less Liabilities — 0.9%		3,425,372

Net Assets — 100.0%		$399,322,958

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	Variable rate security. Rate shown is as of report date.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$395,897,586	—	$395,897,586

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $4,373,945 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2015	21

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 87.2%
Alexandria GO (Capital Improvement Project) Series 2011 MB, 5.00%, 7/15/15	$200	$200,377
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 7/07/15 (a)	515	515,000
Arlington County GO (Public Improvements Project) Series 2012C MB (State Aid Withholding Insurance), 5.00%, 8/15/15	100	100,564
Arlington Township GO Series 2009D MB, 4.00%, 8/01/15	270	270,853
Chesterfield County Water & Sewer RB Series 2009 MB, 2.50%, 11/01/15	100	100,743
Fairfax County GO Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	170	174,492
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.07%, 7/07/15 (a)	2,250	2,250,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.07%, 7/07/15 (a)	1,000	1,000,000
Fairfax County Sewer Revenue RB Series 2012 MB, 4.00%, 7/15/15	500	500,735
Fairfax County Sewer Revenue RB Series 2014 MB, 2.00%, 7/15/15	575	575,384
Hampton GO (Public Improvement Project) Series 2007 MB, 5.00%, 1/15/16	350	358,927
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.05%, 7/07/15 (a)	1,100	1,100,000
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.07%, 7/07/15 (a)	850	850,000
Loudoun County Economic Development Authority RB Series 2015 MB, 3.00%, 12/01/15	500	505,929
Loudoun County GO Series 2014A MB (State Aid Withholding Insurance), 3.00%, 12/01/15	200	202,338
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.05%, 7/07/15 (a)	1,150	1,150,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.17%, 7/07/15 (a)	70	70,000
Newport News GO (General Improvement and Water Project) Series 2012A MB, 3.00%, 7/15/15	200	200,220

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.01%, 7/01/15 (a)	$5,700	$5,700,000
Richmond IDA (Crow-Klein Project) Series 1987A Mandatory Put Bonds (Wells Fargo Bank N.A. LOC), 0.45%, 8/15/15 (a)	220	220,000
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.10%, 7/07/15 (a)	275	275,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.08%, 7/07/15 (a)(b)(c)	400	400,000
Virginia Beach GO Series 2007C MB, 4.00%, 9/15/15	100	100,794
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	1,275	1,275,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 7/01/15 (a)	1,050	1,050,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.07%, 7/07/15 (a)(b)(c)	1,100	1,100,000
Virginia Commonwealth University Health System Authority RB Series 2011 MB, 3.00%, 7/01/15	590	590,000
Virginia Public School Authority RB (School Finance Project) Series 2009C MB, 5.00%, 8/01/15	500	502,043
Virginia Public School Authority RB Series 2015 MB (State Aid Withholding Insurance), 3.00%, 8/01/15	215	215,518
Virginia Resources Authority RB Series 2015A MB, 2.00%, 11/01/15	1,280	1,287,611
Total Investments (Cost — $22,841,528*) — 87.2%		22,841,528
Other Assets Less Liabilities — 12.8%		3,367,650

Net Assets — 100.0%		$26,209,178

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

22	BLACKROCK FUNDS	JUNE 30, 2015

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$22,841,528	—	$22,841,528

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, cash of $3,332,087 is categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2015	23

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	August 21, 2015